SIGNIFICANT ACCOUNTING POLICIES (Estimated useful lives of intangible assets) (Details)	12 Months Ended
Dec. 31, 2025
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	5 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	9 years
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	7 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	13 years